Note 19 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	2019

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$86,849	$22,523	$20,150,022	$20,259,394
Property and equipment	3,055,906	87,154	-	3,143,060
Patents and licenses	-	452,384	-	452,384
Right of use asset	222,517	-	-	222,517
Total Assets	$3,365,272	$562,061	$20,150,022	$24,077,355
Year Ended December 31,	Singapore	US	Canada	Consolidate
Selling, marketing and administration	$217,416	$5,126,260	$1,353,711	$6,697,387
Research and development	218,900	107,161	1,757,754	2,083,815
Impairment of long lived assets	-	-	1,764,459	1,764,459
Interest expense	4,705	-	815,206	819,911
Amortization of debt issuance costs	-	-	372,340	372,340
Other income including interest income	-	-	(10,540)	(10,540)
Income taxes	-	(292,740)	-	(292,740)
Net loss from continuing operations, net of taxes	(441,021)	(4,940,681)	(4,288,471)	(11,434,632)
Income from discontinued operations, net of taxes	5,481,757	-	-	5,481,757
Net income (loss)	$5,040,736	$(4,940,681)	$(4,288,471)	$(5,952,875)
	2018

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$4,283,008	$302,405	$2,302,851	$6,888,264
Property and equipment	9,136,694	162,819	-	9,299,513
Patents and licenses	18,464	448,250	-	466,714
Goodwill and intangible assets	6,718,953	1,764,459	-	8,483,412
Total Assets	$20,157,119	$2,677,933	$2,302,851	$25,137,903
Year Ended December 31,	Singapore	US	Canada	Consolidated
Selling, marketing and administration	$-	$5,169,619	$1,004,256	$6,173,875
Research and development	-	1,715,154	547,322	2,262,476
Other income including interest	-	-	(14,234)	(14,234)
Net loss from continuing operations	-	(6,884,773)	(1,537,344)	(8,422,117)
Loss from discontinued operations, net of taxes	(7,900,662)	-	-	(7,900,662)
Net loss	$(7,900,662)	$(6,884,773)	$(1,537,344)	$(16,322,779)
	2017

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$3,190,298	$4,621,318	$139,096	$7,950,712
Property and equipment	8,018,900	259,270	-	8,278,170
Patents and licenses	18,816	437,434	-	456,250
Goodwill and intangible assets	6,756,181	1,764,459	-	8,520,640
Total Assets	$17,984,195	$7,082,481	$139,096	$25,205,772
The Year Ended December 31,	Singapore	US	Canada	Consolidated
Selling, marketing and administration	$-	$4,837,859	$1,049,850	$5,887,709
Research and development	-	1,719,734	319,687	2,039,421
Other income including interest	-	-	(18,279)	(18,279)
Net loss from continuing operations	-	(6,557,593)	(1,351,258)	(7,908,851)
Loss from discontinued operations, net of taxes	(4,888,946)	-	-	(4,888,946)
Net loss	$(4,888,946)	$(6,557,593)	$(1,351,258)	$(12,797,797)